Stock Option and RSU Activity (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Options
Canceled	(2.0)
Weighted- Average Price
Canceled	$ 14.82
RSUs
Weighted- Average Price
Outstanding at beginning of period	$ 22.50		$ 21.59	$ 21.87
Granted	$ 20.62		$ 24.40	$ 21.23
Exercised / released	$ 21.57		$ 21.92	$ 22.86
Canceled	$ 21.61		$ 21.41	$ 22.16
Outstanding at end of period	$ 22.09		$ 22.50	$ 21.59
RSUs
Outstanding at beginning of period	7.6		6.4	5.0
Granted	2.9		2.4	2.3
Exercised / released	(0.8)		(0.3)	(0.1)
Canceled	(1.6)		(0.9)	(0.8)
Outstanding at end of period	8.1		7.6	6.4
Option units
Options
Beginning Balance	20.2		26.2	28.0
Granted	0.2		0.2	0.2
Exercised / released	(2.5)		(2.0)	(0.7)
Canceled	(1.8)		(4.2)	(1.3)
Ending Balance	16.1		20.2	26.2
Weighted- Average Price
Outstanding at beginning of period	$ 16.93		$ 16.54	$ 16.46
Granted	$ 20.67		$ 24.74	$ 21.32
Exercised / released	$ 11.11		$ 10.39	$ 11.94
Canceled	$ 19.04		$ 18.05	$ 18.09
Outstanding at end of period	$ 14.01	[1]	$ 16.93	$ 16.54
Class A Options
Options
Beginning Balance	10.0		12.4	12.5
Granted				2.0
Canceled	(3.4)		(2.4)	(2.1)
Ending Balance	6.6		10.0	12.4
Weighted- Average Price
Outstanding at beginning of period	$ 1.60		$ 1.58	$ 1.86
Granted				$ 0.25
Canceled	$ 1.40		$ 1.48	$ 1.97
Outstanding at end of period	$ 1.71		$ 1.60	$ 1.58

[1]	Weighted-average exercise price has been adjusted to reflect the reduction in the exercise price of all outstanding option units, other than options with an exercise price of $4.50 per Unit, by $3.64 per Unit at the date of the declaration of the preferred stock dividend (see Note 7).